Certhys

Paramand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13003771

11/12/13

Received SEC

NOV 1_ 2013

Washington, DC 20549

November 12, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Extended Stay America, Inc., Common Stock, par value $0.01 per share of Extended Stay America, Inc. and Class B Common Stock, par value $0.01 per share, of ESH Hospitality, Inc., which are attached and trade together as a share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 12, 2013. Tentative listing date – November 13, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com